UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Reserve Investment Funds	November 30, 2020

T. ROWE PRICE RESERVE INVESTMENT FUNDS

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE GOVERNMENT RESERVE FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

November 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

	Par	$ Value
U.S. GOVERNMENT AGENCY DEBT 0.7% (1)		
Federal Home Loan Bank, FRN, SOFR + 0.00%, 0.08%, 2/23/21	63,500	63,498
Federal National Mortgage Assn., FRN, SOFR + 0.05%, 0.13%, 3/4/21	50,000	50,000
Total U.S. Government Agency Debt (Cost $113,498)		**113,498**
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 19.6% (2)		
Bank of America, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $189,000,525 on 12/1/20, Collateralized by U.S. Government securities, 1.50% - 5.00%, 2/1/30 - 12/1/50, valued at $192,780,000	189,000	189,000
BMO Capital Markets, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $48,000,133 on 12/1/20, Collateralized by U.S. Government securities, 0.63% - 6.50%, 5/1/21 - 10/15/60, valued at $48,960,001	48,000	48,000
BNP Paribas, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $153,940,428 on 12/1/20, Collateralized by U.S. Government securities, 0.00% - 6.25%, 3/25/21 - 2/20/49, valued at $157,018,800	153,940	153,940
Citigroup Global Markets, Tri-Party, Dated 11/30/20, 0.09%, Delivery Value of $307,000,768 on 12/1/20, Collateralized by U.S. Government securities, 1.13% - 2.63%, 12/31/20 - 11/1/50, valued at $313,140,090	307,000	307,000
Citigroup Global Markets, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $250,000,694 on 12/1/20, Collateralized by U.S. Government securities, 1.50% - 4.50%, 11/1/50, valued at $255,000,798	250,000	250,000
Credit Agricole, Tri-Party, Dated 11/30/20, 0.09%, Delivery Value of $233,700,584 on 12/1/20, Collateralized by U.S. Government securities, 2.00% - 3.50%, 7/1/50 - 10/1/50, valued at $238,374,001	233,700	233,700
Goldman Sachs, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $424,001,178 on 12/1/20, Collateralized by U.S. Government securities, 1.50% - 7.50%, 7/1/22 - 6/1/55, valued at $432,480,000	424,000	424,000

HSBC Securities, Tri-Party, Dated 11/30/20, 0.09%, Delivery Value of $118,000,295 on 12/1/20, Collateralized by U.S. Government securities, 3.50% - 4.50%, 6/1/33 - 5/1/50, valued at $120,360,000	118,000	118,000
JPMorgan Chase, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $236,000,656 on 12/1/20, Collateralized by U.S. Government securities, 2.50% - 4.50%, 11/20/35 - 8/20/50, valued at $240,720,001	236,000	236,000
RBC Dominion Securities, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $424,001,178 on 12/1/20, Collateralized by U.S. Government securities, 0.13% - 6.38%, 1/31/25 - 11/20/50, valued at $432,480,000	424,000	424,000
Royal Bank of Canada, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $472,001,311 on 12/1/20, Collateralized by U.S. Government securities, 2.00% - 7.25%, 2/20/31 - 12/1/50, valued at $481,440,000	472,000	472,000
Wells Fargo Securities, Tri-Party, Dated 11/30/20, 0.10%, Delivery Value of $314,000,872 on 12/1/20, Collateralized by U.S. Government securities, 2.00% - 7.50%, 4/1/24 - 11/1/50, valued at $320,280,000	314,000	314,000
Total U.S. Government Agency Repurchase Agreements (Cost $3,169,640)		**3,169,640**

U.S. TREASURY DEBT 51.5%

U.S. Treasury Bills, 0.063%, 12/31/20	138,256	138,244
U.S. Treasury Bills, 0.082%, 12/3/20	743,700	743,696
U.S. Treasury Bills, 0.085%, 12/8/20	150,000	149,998
U.S. Treasury Bills, 0.085%, 2/25/21	451,000	450,908
U.S. Treasury Bills, 0.085%, 3/4/21	420,300	420,210
U.S. Treasury Bills, 0.085%, 3/16/21	286,800	286,729
U.S. Treasury Bills, 0.09%, 3/9/21	100,000	99,976
U.S. Treasury Bills, 0.09%, 3/25/21	160,980	160,934
U.S. Treasury Bills, 0.095%, 1/19/21	255,300	255,267
U.S. Treasury Bills, 0.095%, 2/18/21	500,300	500,196
U.S. Treasury Bills, 0.095%, 3/2/21	247,000	246,941
U.S. Treasury Bills, 0.095%, 3/18/21	221,000	220,938
U.S. Treasury Bills, 0.096%, 12/24/20	237,712	237,697
U.S. Treasury Bills, 0.099%, 12/15/20	399,400	399,385

U.S. Treasury Bills, 0.099%, 1/21/21	288,125	288,084
U.S. Treasury Bills, 0.10%, 1/7/21	468,675	468,627
U.S. Treasury Bills, 0.10%, 2/11/21	433,300	433,213
U.S. Treasury Bills, 0.103%, 1/5/21	352,100	352,065
U.S. Treasury Bills, 0.104%, 1/26/21	478,600	478,522
U.S. Treasury Bills, 0.105%, 2/9/21	104,500	104,479
U.S. Treasury Bills, 0.11%, 12/1/20	332,100	332,100
U.S. Treasury Bills, 0.11%, 12/17/20	345,670	345,653
U.S. Treasury Bills, 0.11%, 1/14/21	161,000	160,978
U.S. Treasury Bills, 0.115%, 12/10/20	653,000	652,981
U.S. Treasury Bills, 0.115%, 12/22/20	169,600	169,589
U.S. Treasury Bills, 0.115%, 12/29/20	106,710	106,700
U.S. Treasury Bills, 0.135%, 11/4/21	77,200	77,102
U.S. Treasury Bills, 0.15%, 1/28/21	32,900	32,892
U.S. Treasury Notes, FRN, 3M UST + 0.114%, 0.199%, 4/30/22	13,365	13,365
U.S. Treasury Notes, FRN, 3M UST + 0.139%, 0.224%, 4/30/21	16,000	15,995
Total U.S. Treasury Debt (Cost $8,343,464)		**8,343,464**

U.S. TREASURY REPURCHASE AGREEMENTS 32.6% (2)

Bank of America, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $134,000,298 on 12/1/20, Collateralized by U.S. Government securities, 0.13%, 11/30/22, valued at $136,680,011	134,000	134,000
BMO Capital Markets, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $90,000,200 on 12/1/20, Collateralized by U.S. Government securities, 0.00% - 3.38%, 12/17/20 - 11/15/50, valued at $91,800,098	90,000	90,000
BNP Paribas, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $269,000,598 on 12/1/20, Collateralized by U.S. Government securities, 0.00% - 6.25%, 12/10/20 - 2/15/40, valued at $274,380,068	269,000	269,000
Citigroup Global Markets, Tri-Party, Dated 11/30/20, 0.07%, Delivery Value of $463,000,900 on 12/1/20, Collateralized by U.S. Government securities, 0.50% - 5.50%, 1/15/21 - 11/15/28, valued at $472,260,044	463,000	463,000

Credit Agricole, Tri-Party, Dated 11/30/20, 0.07%, Delivery Value of $272,880,531 on 12/1/20, Collateralized by U.S. Government securities, 3.75%, 11/15/43, valued at $278,337,700	272,880	272,880
Credit Suisse, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $145,110,322 on 12/1/20, Collateralized by U.S. Government securities, 0.00% - 3.63%, 12/15/20 - 2/15/50, valued at $148,012,583	145,110	145,110
Goldman Sachs, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $67,000,149 on 12/1/20, Collateralized by U.S. Government securities, 0.88%, 1/15/29, valued at $68,340,062	67,000	67,000
HSBC Securities, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $224,000,498 on 12/1/20, Collateralized by U.S. Government securities, 0.13%, 6/30/20 - 8/31/22, valued at $228,480,063	224,000	224,000
JPMorgan Chase, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $336,000,747 on 12/1/20, Collateralized by U.S. Government securities, 1.88% - 2.75%, 9/30/22 - 8/31/23, valued at $342,720,001	336,000	336,000
RBC Capital Markets, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $426,000,947 on 12/1/20, Collateralized by U.S. Government securities, 0.13% - 6.38%, 1/15/22 - 11/15/50, valued at $434,520,095	426,000	426,000
State Street, Tri-Party, Dated 11/30/20, 0.09%, Delivery Value of $761,001,903 on 12/1/20, Collateralized by U.S. Government securities, 0.09%, 12/1/20, valued at $776,220,097	761,000	761,000
State Street, Tri-Party, Dated 11/30/20, 0.09%, Delivery Value of $1,854,004,635 on 12/1/20, Collateralized by U.S. Government securities, 0.25% - 1.50%, 10/31/24 - 11/30/27, valued at $1,891,080,038	1,854,000	1,854,000
Wells Fargo Securities, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $247,000,549 on 12/1/20, Collateralized by U.S. Government securities, 2.50% - 8.00%, 11/15/21 - 5/15/46, valued at $251,940,062	247,000	247,000
Total U.S. Treasury Repurchase Agreements (Cost $5,288,990)		**5,288,990**
Total Investments in Securities		
104.4% of Net Assets (Cost $16,915,592)		**$ 16,915,592**

‡ Par is denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

November 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)		
U.S. TREASURY DEBT 52.6%		
U.S. Treasury Bills, 0.085%, 12/8/20	50,000	49,999
U.S. Treasury Bills, 0.085%, 2/25/21	100,000	99,980
U.S. Treasury Bills, 0.085%, 3/4/21	97,900	97,879
U.S. Treasury Bills, 0.085%, 3/16/21	69,100	69,083
U.S. Treasury Bills, 0.09%, 3/25/21	39,600	39,589
U.S. Treasury Bills, 0.09%, 5/4/21	37,500	37,486
U.S. Treasury Bills, 0.094%, 2/18/21	112,600	112,577
U.S. Treasury Bills, 0.095%, 3/2/21	61,500	61,485
U.S. Treasury Bills, 0.095%, 3/18/21	56,300	56,284
U.S. Treasury Bills, 0.099%, 1/21/21	59,000	58,992
U.S. Treasury Bills, 0.10%, 12/15/20	44,000	43,998
U.S. Treasury Bills, 0.10%, 12/24/20	15,000	14,999
U.S. Treasury Bills, 0.10%, 12/31/20	82,648	82,641
U.S. Treasury Bills, 0.10%, 1/5/21	34,700	34,697
U.S. Treasury Bills, 0.10%, 2/11/21	103,300	103,279
U.S. Treasury Bills, 0.102%, 12/3/20	177,100	177,099
U.S. Treasury Bills, 0.105%, 1/7/21	130,960	130,946
U.S. Treasury Bills, 0.106%, 1/26/21	80,500	80,487
U.S. Treasury Bills, 0.11%, 12/1/20	80,000	80,000
U.S. Treasury Bills, 0.11%, 12/17/20	78,300	78,296
U.S. Treasury Bills, 0.11%, 1/14/21	38,000	37,995
U.S. Treasury Bills, 0.113%, 12/10/20	233,800	233,793
U.S. Treasury Bills, 0.115%, 12/22/20	41,800	41,797
U.S. Treasury Bills, 0.115%, 12/29/20	25,100	25,098
U.S. Treasury Bills, 0.135%, 11/4/21	18,600	18,576
U.S. Treasury Bills, 0.15%, 1/28/21	6,600	6,598
U.S. Treasury Notes, FRN, 3M UST + 0.114%, 0.199%, 4/30/22	6,460	6,460
U.S. Treasury Notes, FRN, 3M UST + 0.139%, 0.224%, 4/30/21	5,000	4,998
U.S. Treasury Notes, FRN, 3M UST + 0.22%, 0.305%, 7/31/21	17,800	17,813

U.S. Treasury Notes, FRN, 3M UST + 0.30%, 0.385%, 10/31/21	17,800	17,826
Total U.S. Treasury Debt (Cost $1,920,750)		**1,920,750**

U.S. TREASURY REPURCHASE AGREEMENTS 53.2% (1)

Bank of America, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $52,000,116 on 12/1/20, Collateralized by U.S. Government securities, 0.63%, 11/30/27, valued at $53,040,094	52,000	52,000
BMO Capital Markets, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $34,000,076 on 12/1/20, Collateralized by U.S. Government securities, 0.50% - 3.13%, 2/29/24 - 11/15/28, valued at $34,680,012	34,000	34,000
BNP Paribas, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $103,000,229 on 12/1/20, Collateralized by U.S. Government securities, 0.13% - 3.00%, 9/15/21 - 2/15/48, valued at $105,060,088	103,000	103,000
Citigroup Global Markets, Tri-Party, Dated 11/30/20, 0.07%, Delivery Value of $129,000,251 on 12/1/20, Collateralized by U.S. Government securities, 0.13% - 2.13%, 8/15/26 - 11/15/26, valued at $131,585,543	129,000	129,000
Credit Agricole, Tri-Party, Dated 11/30/20, 0.07%, Delivery Value of $69,180,135 on 12/1/20, Collateralized by U.S. Government securities, 1.13%, 8/15/40, valued at $70,563,668	69,180	69,180
Credit Suisse, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $50,000,111 on 12/1/20, Collateralized by U.S. Government securities, 0.00% - 3.63%, 12/15/20 - 2/15/50, valued at $51,000,156	50,000	50,000
Goldman Sachs, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $26,000,058 on 12/1/20, Collateralized by U.S. Government securities, 4.38%, 11/15/39, valued at $26,520,026	26,000	26,000
HSBC Securities, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $86,000,191 on 12/1/20, Collateralized by U.S. Government securities, 0.38% - 2.38%, 1/15/25 - 1/15/27, valued at $87,720,037	86,000	86,000
JPMorgan Chase, Tri-Party, Dated 11/30/20, 0.08%, Delivery Value of $129,000,287 on 12/1/20, Collateralized by U.S. Government securities, 2.00% - 3.63%, 2/15/21 - 11/15/21, valued at $131,580,009	129,000	129,000
RBC Capital Markets, Tri-Party, Dated 11/24/20, 0.07%, Delivery Value of $109,001,484 on 12/1/20, Collateralized by U.S. Government securities, 0.00% - 6.38%, 2/18/21 - 11/15/50, valued at $111,180,089	109,000	109,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

November 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

November 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve Fund (Government Reserve Fund), and T. Rowe Price Treasury Reserve Fund (Treasury Reserve Fund), are each a diversified, open-end management investment company (collectively, the funds) established by the corporation. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates), and its affiliates and are not available for direct purchase by members of the public. Each fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

Capital Transactions Each investor’s interest in the net assets of each fund is represented by fund shares. Each fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the funds’ financial statements.

Indemnification In the normal course of business, each fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including each fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. On November 30, 2020, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.

Repurchase Agreements Each fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

LIBOR Each fund may invest in instruments that are tied to reference rates, including the London Interbank Offered Rate (LIBOR). On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced a decision to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on a fund, or on certain instruments in which a fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on a fund’s performance.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2020, the cost of investments for federal income tax purposes was $16,915,592,000 for the Government Reserve Fund and $3,861,930,000 for the Treasury Reserve Fund.

NOTE 5 - RELATED PARTY TRANSACTIONS

The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the six months ended November 30, 2020, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $34,000 for Price Associates; and less than $1,000 for T. Rowe Price Services, Inc. For the six months ended November 30, 2020, expenses incurred by the Treasury Reserve Fund pursuant to these service agreements were $34,000 for Price Associates; and less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to affiliates in the accompanying Statement of Assets and Liabilities.

The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2020, Government Reserve Fund and Treasury Reserve Fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. Each fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of each fund, its investment advisers, and its service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

T. ROWE PRICE GOVERNMENT RESERVE FUND

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

T. ROWE PRICE TREASURY RESERVE FUND

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2021